Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Significant Accounting Policies [Abstract]
Schedule of detailed information about property, plant and equipment	The estimated useful lives for each asset class are as follows:

Equipment	1 - 3 years
Computer hardware and computer-related software	1 - 5 years
Furniture and fittings	3 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress	Total
	(U.S. $ in thousands)
As of June 30, 2019
Opening cost balance	$5,224	$9,147	$11,031	$61,456	$—	$86,858
Additions	3,460	1,911	4,268	33,838	—	43,477
Disposals	(829)	(514)	(689)	(5,339)	—	(7,371)
Effect of change in exchange rates	2	4	(4)	83	—	85
Closing cost balance	7,857	10,548	14,606	90,038	—	123,049

Opening accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	—	(35,202)
Depreciation expense	(1,336)	(1,476)	(2,031)	(8,604)	—	(13,447)
Disposals	741	498	493	5,339	—	7,071
Effect of change in exchange rates	1	—	5	(18)	—	(12)
Closing accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	—	(41,590)
Net book amount	$4,199	$2,740	$9,178	$65,342	$—	$81,459

As of June 30, 2020
Opening cost balance	$7,857	$10,548	$14,606	$90,038	$—	$123,049
Adjustment due to IFRS 16 adoption	—	—	—	(2,767)	—	(2,767)
Additions	1,967	1,825	5,190	17,608	10,985	37,575
Disposals	(118)	(289)	(105)	(1,116)	—	(1,628)
Effect of change in exchange rates	(54)	(19)	(4)	(663)	276	(464)
Closing cost balance	9,652	12,065	19,687	103,100	$11,261	155,765

Opening accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	—	(41,590)
Adjustment due to IFRS 16 adoption	—	—	—	1,521	—	1,521
Depreciation expense	(2,077)	(1,096)	(3,000)	(13,563)	—	(19,736)
Disposals	104	289	39	1,116	—	1,548
Effect of change in exchange rates	13	4	1	122	—	140
Closing accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Net book amount	$4,034	$3,454	$11,299	$67,600	$11,261	$97,648

Schedule of detailed information about intangible assets
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	1 - 12 years
Customer relationships	2 - 10 years
Acquired developed technology	2 - 7 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2019
Opening cost balance	$21,745	$137,050	$58,684	$217,479
Additions	5,550	72,589	67,168	145,307
Disposals	—	(12,443)	—	(12,443)
Effect of change in exchange rates	—	(103)	—	(103)
Closing cost balance	27,295	197,093	125,852	350,240

Opening accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Amortization charge	(7,796)	(27,990)	(21,015)	(56,801)
Disposals	—	11,365	—	11,365
Effect of change in exchange rates	—	73	—	73
Closing accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Net book amount	$9,467	$78,570	$62,938	$150,975

As of June 30, 2020
Opening cost balance	$27,295	$197,093	$125,852	$350,240
Additions	500	18,100	2,650	21,250
Disposals	—	(449)	—	(449)
Closing cost amount	27,795	214,744	128,502	371,041

Opening accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Amortization charge	(5,377)	(29,072)	(8,086)	(42,535)
Disposals	—	449	—	449
Closing accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Net book amount	$4,590	$67,598	$57,502	$129,690

Reconciliation of operating lease commitments disclosed applying IAS 17 to lease obligations recognized applying IFRS 16
The following table presents the reconciliation of our operating lease commitments disclosed as of June 30, 2019 to our lease obligations recognized as of July 1, 2019:

July 1, 2019
(U.S. $ in thousands)
Operating lease commitments disclosed as of June 30, 2019	$330,848
Less: Short-term leases recognized on a straight-line basis as expense	(1,756)
Undiscounted lease commitments, excluding short-term leases	$329,092
Discounted using incremental borrowing rate and recognized as lease obligations as of July 1, 2019	$285,973

Lease obligations, current	29,787
Lease obligations, non-current	256,186
Total lease obligations	$285,973